Consolidated Statements of Shareholders' Equity Statement - USD ($) $ in Millions	Total	Common Stock [Member]	Capital In Excess of Par Value [Member]	Treasury Stock, Common [Member]	Retained Deficit	Accumulated Other Comprehensive Income (Loss) [Member]	Previously Reported [Member]	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Capital In Excess of Par Value [Member]	Previously Reported [Member] Retained Deficit	Previously Reported [Member] Accumulated Other Comprehensive Income (Loss) [Member]
Balance (in shares) at Dec. 31, 2015		67,296,678		0
Balance at Dec. 31, 2015	$ 440.9	$ 0.7	$ 648.7	$ 0.0	$ (99.4)	$ (109.1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation (in shares)		1,176,883
Stock-based compensation activity	12.3	$ 0.0	12.3
Net earnings	30.5				30.5
Other comprehensive income (loss), net of tax	(48.8)					(48.8)
Balance at Dec. 31, 2016				$ 0.0			$ 434.9	$ 0.7	$ 661.0	$ (68.9)	$ (157.9)
Balance (in shares) at Dec. 31, 2016				0				68,473,561
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation (in shares)		1,171,357
Stock-based compensation activity	14.1	$ 0.0	14.1
Net earnings	1.1				1.1
Other comprehensive income (loss), net of tax	72.5					72.5
Balance at Dec. 31, 2017	$ 520.7	$ 0.7	675.9	$ 0.0	(70.5)	(85.4)
Balance (in shares) at Dec. 31, 2017	69,644,918	69,644,918		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation (in shares)		1,081,882
Stock-based compensation activity	$ 17.6	$ 0.0	17.6
Treasury Stock, Shares, Acquired				(272,662)
Treasury Stock, Value, Acquired, Cost Method	(3.5)			$ (3.5)
Net earnings	41.5				41.5
Other comprehensive income (loss), net of tax	(49.5)					(49.5)
Balance at Dec. 31, 2018	$ 526.8	$ 0.7	$ 693.5	$ (3.5)	$ (29.0)	$ (134.9)
Balance (in shares) at Dec. 31, 2018	70,454,138	70,726,800		(272,662)